Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended
Mar. 31, 2025
Miscellaneous current assets [abstract]
Summary of Prepaid Expenses and Other Current Assets

A summary of the Group’s prepaid expenses and other current assets as of March 31, 2025 and December 31, 2024 is outlined below:

	March 31, 2025	December 31, 2024
(in USD and thousands)
Air	$372,360	$202,837
Operating, product and administration costs	75,677	59,198
Commissions	65,525	49,371
Credit card fees	47,417	39,985
Debt transaction costs	18,473	14,419
Advertising	13,399	10,623
Cash deposits	10,457	10,456
Other	2,855	9,487
Total	$606,163	$396,376